INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF CURRENT AND DEFERRED COMPONENTS OF THE INCOME TAX EXPENSE

The current and deferred components of the income tax expense appearing in the combined and consolidated statements of operations are as follows:

	Year ended September 30,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Current tax expense	1,948,306	3,112,235	5,093,655	715,501
Deferred tax expense (benefit)	47,686	(62,886)	(472,162)	(66,324)
Total	1,995,992	3,049,349	4,621,493	649,177

SCHEDULE OF PRINCIPAL COMPONENTS OF DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES

The principal components of deferred tax assets and deferred tax liabilities are as follows:

	As of September 30,
	2024	2025	2025
	RMB	RMB	US$
Deferred tax assets
Net operating loss carry-forwards	3,644	3,705	520
Operating lease liabilities	6,668	5,460	767
Allowance for receivables	565,519	1,038,888	145,932

Total deferred tax assets	575,831	1,048,054	147,219
Less: valuation allowance	(3,644)	(3,705)	(520)

Total deferred tax assets, net	572,187	1,044,349	146,699

Total deferred tax liabilities	-	-

Deferred tax assets, net	572,187	1,044,349	146,699

SCHEDULE OF ROLL FORWARD OF VALUATION ALLOWANCES OF DEFERRED TAX ASSETS

The roll forward of valuation allowances of deferred tax assets:

	As of September 30,
	2024	2025	2025
	RMB	RMB	US$
Balance as of beginning of year	-	3,644	512
Addition of valuation allowance	3,644	61	9
Balance as of end of year	3,644	3,705	521

SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSE AT THE EFFECTIVE RATE FROM INCOME TAX

Following is a reconciliation of income tax expense at the effective rate from income tax at the statutory rate:

	Year ended September 30,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Income before income taxes	13,219,524	20,118,750	30,779,040	4,323,506
Income tax expense computed at statutory income tax rate	3,304,880	5,029,688	7,694,760	1,080,876
Tax effect of preferential tax rate	(1,321,952)	(2,011,875)	(3,079,155)	(432,527)
Permanent differences	13,064	29,352	5,829	819
Effect of income tax rate difference in other jurisdictions	-	(1,460)	(2)	-
Change in valuation allowance	-	3,644	61	9
Total	1,995,992	3,049,349	4,621,493	649,177